Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Fees	Total Payments
Total	$ 97,036	$ 342,000	$ 439,036
Industrial Mineral Mining [Member]
Total	$ 97,036	$ 342,000	$ 439,036